RESTRICTED NET ASSETS (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Restricted net assets	$ 77,426,504	$ 76,482,066
VIEs [Member]
Restricted net assets	49,357,157	48,996,677
Subsidiaries [Member]
Restricted net assets	$ 28,069,347	$ 27,485,389